SHAREHOLDER COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDER COMPENSATION
Schedule of shareholders compensation

	12/31/2021	12/31/2020
Dividends for the fiscal year 2021	1,366,726	—
Dividends for the fiscal year 2020	—	1,518,767
Unclaimed dividends	40,164	28,391
Total	1,406,890	1,547,158